Taxes (Details) - Schedule of taxes payable - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Schedule Of Taxes Payable Abstract
Income tax payable	$ 2,573,830	$ 2,475,474
Value-added tax payable	1,135,342	1,107,490
Other taxes payable	136,131	144,094
Total taxes payable	$ 3,845,303	$ 3,727,058